Financial Risk - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 2,043,140	₩ 2,184,996
Debentures	8,220,833	7,466,852
Assets	7,188,764	7,110,730
Financial liabilities	17,979,083	16,800,116
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	847,281	820,366
Derivatives hedging instruments	144,886	39,871
FVOCI	714,899	544,643
Assets	1,707,066	1,404,880
FVTPL		61,813
Derivatives hedging instruments	1,043	4,184
Financial liabilities		65,997
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,191,037	2,378,843
Debentures	8,714,408	7,868,472
Long-term payables - other	2,008,493	2,469,653
Financial liabilities	12,913,938	12,716,968
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	847,281	820,366
Derivatives hedging instruments	144,886	39,871
FVOCI	714,899	544,643
Assets	1,707,066	1,404,880
FVTPL		61,813
Derivatives hedging instruments	1,043	4,184
Financial liabilities		65,997
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,043,140	2,184,996
Debentures	8,220,833	7,405,039
Long-term payables - other	1,974,006	2,393,027
Financial liabilities	12,237,979	11,983,062
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVOCI	407,651	293,925
Assets	407,651	293,925
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	668,891	695,992
Derivatives hedging instruments	144,886	39,871
Assets	813,777	735,863
FVTPL		61,813
Derivatives hedging instruments	1,043	4,184
Financial liabilities		65,997
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,191,037	2,378,843
Debentures	8,714,408	7,868,472
Long-term payables - other	2,008,493	2,469,653
Financial liabilities	12,913,938	12,716,968
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	178,390	124,374
FVOCI	307,248	250,718
Assets	₩ 485,638	₩ 375,092